Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date the condensed financial statements were issued. Based upon this review, the Company identified the following subsequent event for disclosure.

On August 12, 2021, the Company issued a promissory note to Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) March 25, 2023 and (ii) the completion of the Business Combination.

On September 30, 2021, the Company received a demand on behalf of purported Company stockholder Evan Trimas (the “Trimas Demand”). In addition, on October 6, 2021, the Company received a demand on behalf of purported Company stockholder Matthew Hopkins (the “Hopkins Demand”). On October 18, 2021, NextGen received a demand on behalf of purported NextGen stockholder Matthew Whitfield (the “Whitfield Demand,” and together with the Trimas Demand and Hopkins Demand, the “Demands”). The Demands allege that the proxy statement/prospectus forming part of the registration statement on Form S-4 that the Company filed with the SEC on September 16, 2021 omits material information or contains disclosure deficiencies that prejudice the Company’s stockholders’ ability to make a fully informed decision with respect to the proposed Business Combination with Vieco USA. The Demands request that the Company disseminate additional disclosures before the consummation of the Business Combination with Vieco USA. NextGen believes these claims lack merit.